Note 5. Related Party Transactions (Details) - Gardenscape - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Proceeds from Sale of Other Property, Plant, and Equipment		$ 81,275
Direct Costs of Leased and Rented Property or Equipment	$ 48,500	$ 27,000